Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other investments
FVPL	$ 118	$ 873	$ 809
FVOCI	1,108	1,339	833
Moderna Therapeutics Inc.
Other investments
Consideration received	1,381
Level 1
Other investments
FVPL	118	873	809
FVOCI	891	1,112	667
Level 3
Other investments
FVOCI	$ 217	$ 227	$ 166